Summary of Principal Accounting Policies - Additional Information (Detail)		12 Months Ended
	May 01, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders		$ 3,600,000				¥ 27,000,000
Interest-free loans agreements expiry date		2023-12	2023-12
Non-controlling interests		$ 8,517,237		¥ 85,110,820		¥ 59,135,176
Net income (loss) attributable to non-controlling interests		(5,847,803)	¥ (40,601,294)	(9,522,737)	¥ 17,333,060
Government subsidies		$ 23,385,319	¥ 162,364,268	¥ 132,709,712	¥ 90,931,462
Foreign currency exchange rate, translation		6.943				6.943
Loans charge off period		120 days	120 days
Loan loss provision rate		1.00%		1.00%		1.00%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		17.30%	17.30%	45.90%	37.10%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Concentration risk, percentage		4.10%	4.10%	62.20%	67.00%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Concentration risk, percentage		20.10%	20.10%	35.40%
CHINA
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)	3.00%
VAT rate two (as a percent)	6.00%
VAT rate three (as a percent)	17.00%
Internet Financial Service Business
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue		0.40%	0.40%
Short-term Loans
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue		1.00%	1.00%
Other Businesses
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue		0.60%	0.60%
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence		20.00%	20.00%
Minimum | CHINA
Significant Accounting Policies [Line Items]
Business tax and related surcharges		5.35%	5.35%
Maximum | CHINA
Significant Accounting Policies [Line Items]
Business tax and related surcharges		5.65%	5.65%